Business and Credit Concentrations (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 902	¥ 6,277		¥ 5,694
Cash	8,573	59,681
Sinopec Yizheng Chemical Fibre Company Limited [Member]
Concentration Risk [Line Items]
Advances on Inventory Purchases	$ 523	¥ 3,643	$ 547	¥ 3,763